General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General and Administrative Expense [Abstract]
General and Administrative Expense	General and administrative expenses for the years ended December 31, 2018, December 31, 2019 and December 31, 2020 were as follows:

	December 31,
	2018	2019	2020
Management fees – related parties	$16,536	$18,050	$18,884
Professional fees (legal and accounting)	833	720	832
Directors fees and expenses	477	468	644
Listing fees and expenses	115	97	93
Miscellaneous	1,281	1,304	1,049
Total	$19,242	$20,639	$21,502